2. Basis for preparation and disclosure of the financial statements (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Current assets
Trade accounts receivable		R$ 3,184,780	R$ 2,838,808
Inventories		203,278	183,059
Prepaid expenses	[1]	175,868	272,060
Other assets		80,814	101,197
Total current assets		8,454,129	5,998,126
Long-term receivables
Trade accounts receivable		103,075	130,308
Prepaid expenses	[1]	69,656	74,381
Other assets		58,514	30,411
Total long-term receivables		4,614,305	4,074,137
Property, plant and equipment		17,612,164	11,203,622	[2]	R$ 10,838,488
Intangible assets		9,668,326	10,682,004		11,312,527
Total non-current assets		31,894,795	25,959,763
Total assets		40,348,924	31,957,889
Current liabilities
Financial leasing	[3]		205,048
Other liabilities		9,625	8,233
Total current liabilities		8,117,479	7,075,379
Non-current liabilities
Financial leasing	[3]		964,289
Deferred income and social contribution taxes		47,734
Other liabilities		69,005	59,267
Non-current liabilities		9,799,627	5,087,673
Total liabilities		17,917,106	12,163,052
Shareholders' equity
Capital shares		9,866,298	9,866,298
Revenue reserves		12,159,162	9,524,124
Total shareholders' equity		22,431,818	19,794,837		R$ 18,151,184	R$ 17,187,513
Total liabilities and shareholders' equity		R$ 40,348,924	31,957,889
Adjustment [Member]
Current assets
Prepaid expenses	[1]		(8,742)
Total current assets			(8,742)
Long-term receivables
Prepaid expenses	[1]		(471)
Total long-term receivables			(471)
Property, plant and equipment	[2]		5,265,327
Total non-current assets			5,264,856
Total assets			5,256,114
Current liabilities
Financial leasing	[3]		785,065
Total current liabilities			785,065
Non-current liabilities
Financial leasing	[3]		4,471,049
Non-current liabilities			4,471,049
Total liabilities			5,256,114
Shareholders' equity
Total liabilities and shareholders' equity			5,256,114
Balances under IFRS 16 [Member]
Current assets
Trade accounts receivable			2,838,808
Inventories			183,059
Prepaid expenses	[1]		263,318
Other assets			2,704,199
Total current assets			5,989,384
Long-term receivables
Trade accounts receivable			130,308
Prepaid expenses	[1]		73,910
Other assets			3,869,448
Total long-term receivables			4,073,666
Property, plant and equipment	[2]		16,468,949
Intangible assets			10,682,004
Total non-current assets			31,224,619
Total assets			37,214,003
Current liabilities
Financial leasing	[3]		990,113
Other liabilities			6,870,331
Total current liabilities			7,860,444
Non-current liabilities
Financial leasing	[3]		5,435,338
Deferred income and social contribution taxes
Other liabilities			4,123,384
Non-current liabilities			9,558,722
Total liabilities			17,419,166
Shareholders' equity
Capital shares			9,866,298
Revenue reserves			9,928,539
Total shareholders' equity			19,794,837
Total liabilities and shareholders' equity			R$ 37,214,003

[1]	Reclassification of the agreement for reciprocal assignment with consideration for fiber optic infrastructure previously classified as prepaid expenses (Note 11) for property, plant and equipment - right-of-use under lease;
[2]	Recognition of the asset - right-of-use under lease of the lease payments eligible for the new standard;
[3]	Increase in the Company's net debt due to the recognition of the lease liability as required by the standard;